Operating Expenses Before Credit Impairment Losses, Provisions and Charges - Summary of Amount of Bonus Awarded to Employees (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of amount of bonus awarded to employees [line items]
Cash award - not deferred	£ 123	£ 116
- deferred	33	30
Share awards - not deferred	11	12
- deferred	30	34
Total discretionary bonus	197	192
Not Later Than 1 Year [member]
Disclosure of amount of bonus awarded to employees [line items]
Cash award - not deferred	123	116
- deferred	13	13
Share awards - not deferred	11	12
- deferred	13	16
Total discretionary bonus	160	157
More than One Year [member]
Disclosure of amount of bonus awarded to employees [line items]
- deferred	20	17
- deferred	17	18
Total discretionary bonus	£ 37	£ 35